Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Segment information
Schedule of revenue by geographic area

			Total Revenue
	2025	2024	2023
	$m	$m	$m
UK	4,359	4,740	3,368

Rest of Europe
France	1,408	1,283	1,152
Germany	2,890	2,524	2,099
Italy	1,078	949	813
Spain	1,136	994	847
Sweden	2,623	2,290	1,704
Others	4,320	3,663	3,110
	13,455	11,703	9,725
The Americas
Canada	954	937	967
US	23,970	21,806	18,121
Others	2,633	2,246	1,683
	27,557	24,989	20,771
Asia, Africa & Australasia
Australia	454	439	390
China	6,636	6,419	5,872
Japan	3,556	3,452	3,640
Others	2,722	2,331	2,045
	13,368	12,641	11,947
Total Revenue	58,739	54,073	45,811

Total Revenue outside of the UK totalled $54,380m for the year ended 31 December 2025 (2024: $49,333m; 2023: $42,443m).

		Operating profit			Profit/(loss) before tax
	2025	2024	2023	2025	2024	2023
	$m	$m	$m	$m	$m	$m
UK	7,066	2,680	665	6,152	1,349	(577)
Rest of Europe	5,233	5,924	4,885	5,468	6,057	4,999
The Americas	440	423	1,495	(213)	318	1,328
Asia, Africa & Australasia	1,004	976	1,148	995	967	1,149
Continuing operations	13,743	10,003	8,193	12,402	8,691	6,899

Schedule of assets by geographic area

	Non-current assets		[1]		Total assets
	2025	2024		2025	2024
	$m	$m		$m	$m
UK	10,328	8,699		21,983	20,139
Rest of Europe	31,974	30,654		41,596	37,884
The Americas	29,714	28,730		42,201	38,544
Asia, Africa & Australasia	2,409	2,181		8,294	7,468
Continuing operations	74,425	70,264		114,074	104,035

		Assets acquired	[2]	Net operating assets		[3]
	2025	2024		2025	2024
	$m	$m		$m	$m
UK	1,759	582		7,936	7,173
Rest of Europe	2,814	2,225		33,217	30,852
The Americas	1,877	3,925		26,374	24,501
Asia, Africa & Australasia	557	1,394		2,764	2,602
Continuing operations	7,007	8,126		70,291	65,128

1	Non-current assets exclude Deferred tax assets, Income tax receivable, Derivative financial instruments, certain other financial assets and post-employment benefit assets.
2	Included in Assets acquired are those assets that are expected to be used during more than one period (Property, plant and equipment, Goodwill and Intangible assets) and include those acquired through business combinations (Note 27).
3	Net operating assets exclude short-term investments, cash, short-term borrowings, loans, Derivative financial instruments, Retirement benefit obligations and non-operating receivables and payables.

	Property, plant and equipment
	2025	2024
	$m	$m
UK	3,138	2,847
Ireland	1,645	1,323
Sweden	2,282	1,692
US	3,558	2,856
Rest of the world	2,339	1,534
Continuing operations	12,962	10,252

Schedule of product sales

	2025	2024	2023
	$m	$m	$m
UK	1,111	1,314	978
Rest of Europe	12,412	10,686	8,201
The Americas	27,273	25,081	20,855
Asia, Africa & Australasia	14,777	13,857	13,755
Continuing operations	55,573	50,938	43,789